Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Compensation of key Management Personnel	Compensation of key management personnel of the Group:
	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Short term employee benefits and fees	21,168	20,118	19,059	2,611
Equity-settled share-based payment expenses	3,690	1,763	625	86
Post-employment benefits	911	986	977	134

Total	25,769	22,867	20,661	2,831